Business Acquisitions (Details) - Schedule of assets acquired and liabilities - Aphrodite’s Marketing, Inc. [Member]	6 Months Ended
Jun. 30, 2022 USD ($)
Business Acquisitions (Details) - Schedule of assets acquired and liabilities [Line Items]
Current assets (including cash of $60,287)	$ 1,597,389
Liabilities assumed (including loans payable of $2,304,438 and note payable- long term of $150,000)	(3,737,682)
Total identifiable net liabilities	(2,140,293)
Non-controlling interest in Aphrodite’s Marketing
Intangible assets (relating to form of employment contracts and Aphrodite name with estimated three-year life)	725,867 [1]
Goodwill	2,900,270
Total	1,485,844
Acquisition related cost (legal and audit fees included in professional and consulting expenses during year 2021)	$ 54,360

[1]	For the six months ended June 30, 2022 and 2021, amortization of intangible assets amounted to $120,978 and $93,614, respectively. For the three months ended June 30, 2022 and 2021, amortization of intangible assets amounted to $60,489 for both periods.